Stock Incentive Plans - Summary Of Restricted stock units Activity (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested RSUs—December 31, 2020	18,558,211	0
Granted	14,315,680	18,677,411
Vested	(38,884)
Forfeited	(153,849)	(119,200)
Non-vested RSUs—December 31, 2021	32,681,158	18,558,211
Non-vested RSUs—December 31, 2020	$ 10.74	$ 0
Granted	10.2	10.74
Vested	10.25
Forfeited	11.25	11.59
Non-vested RSUs—December 31, 2021	$ 10.5	$ 10.74